Acquisitions - Summary of Proforma Information (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Sep. 26, 2015	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Acquisition Date [Line Items]
Revenue			$ 1,326,861	$ 1,230,491	$ 1,022,535
Net income			$ 8,181	$ (104,705)	$ (46,405)
Davenport Acquisition [Member]
Acquisition Date [Line Items]
Revenue	$ 477,706	$ 1,069,305
Net income	$ 67,229	$ 24,506